Land Inventories (Tables)	3 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of detailed information about the land Inventories
Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (including Promote*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalized costs (USD in thousands)	Total (USD in thousands)	Debt as of December 31, 2021, net (USD in thousands)
Maple View (see B1 below)	5%	33.4% right to profits	Planning and Permits	12/29/2021	3,529	241	3,770	2,107
Maple Grove (see B2 below)	5%	38.4% right to profits	Planning and Permits	12/8/2021	9,005	354	9,359	3,015
Pecan Ranch (see B3 below)	5%	36.8% right to profits	Planning and Permits	12/10/2021	3,701	242	3,943	473
Total					16,235	837	17,072	5,595